UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 19, 2026 to March 17, 2026

Commission File Number of issuing entity:  333-257737-07

Central Index Key Number of issuing entity:  0001966434

BBCMS Mortgage Trust 2023-C19
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257737

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4258151
38-4258152
38-7292484
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2A			X
A-2B			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 17, 2026 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2023-C19.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2023-C19 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
5	14.62%	3	$2,219,994.37

The following table sets forth, for the monthly distribution period February 19, 2026 to March 17, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(1)			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Commercial Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
BBCMS Mortgage Trust 2023-C19 CIK: 0001966434	X	Barclays Capital Real Estate Inc.	5(2)	$161,837,764	19.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Societe Generale Financial Corporation	9(2)	$155,327,109	18.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		LMF Commercial, LLC	7	$68,402,066	8.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Deutsche Bank AG, New York Branch	1	$65,000,000	7.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Goldman Sachs Bank USA	1	$65,000,000	7.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Argentic Real Estate Finance 2 LLC	3	$63,650,000	7.5%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Starwood Mortgage Capital LLC	2	$60,950,000	7.2%	1	$54,500,000(3)	6.9%(4)	0	$-	0.0%	0	$-	0.0%	1	$54,500,000(3)	6.9%(4)	0	$-	0.0%	0	$-	0.0%
		Argentic Real Estate Finance LLC	1	$48,000,000	5.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Bank of Montreal	3(2)	$46,900,000	5.5%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		KeyBank National Association	3	$31,100,000	3.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		German American Capital Corporation	1	$30,000,000	3.5%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Arbor Private Label, LLC	1	$28,192,000	3.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		DBR Investments Co. Limited	1(2)	$25,000,000	2.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
BBCMS Mortgage Trust 2023-C19 Totals			36	$849,358,939	100.0%	1	$54,500,000	6.9%	0	$-	0.0%	0	$-	0.0%	1	$54,500,000	6.9%	0	$-	0.0%	0	$-	0.0%
Commercial Mortgage Loan Totals			36	$849,358,939	100.0%	1	$54,500,000	6.9%	0	$-	0.0%	0	$-	0.0%	1	$54,500,000	6.9%	0	$-	0.0%	0	$-	0.0%

1.  For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period.

2.  Includes a co-originated mortgage loan.

3.  Based on the principal balance of the related asset as of the reporting period end date. On March 2, 2026, Computershare Trust Company, National Association, as trustee for the Certificateholders of BBCMS Mortgage Trust 2023-C19, Commercial Mortgage Pass-Through Certificates, Series 2023-C19 (the “Trust”), acting by and through the special servicer for the Trust, K-Star Asset Management LLC, filed a complaint in the United States District Court, Southern District of New York against Starwood Mortgage Capital LLC, as sponsor (the “Sponsor”) with respect to alleged breaches of certain representations related to the 2 Executive mortgage loan and requests that the Sponsor repurchase the mortgage loan.

4.  Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the reporting period end date.

Barclays Commercial Mortgage Securities LLC (the "Depositor") filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on March 13, 2026. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 17, 2026. The CIK number for Societe Generale Financial Corporation is 0001755531.

Argentic Real Estate Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2026. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Argentic Real Estate Finance 2 LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 21, 2026. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for German American Capital Corporation is 0001541294.

Bank of Montreal filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2026. The CIK number for Bank of Montreal is 0000927971.

LMF Commercial, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for LMF Commercial, LLC is 0001592182.

Starwood Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2026. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2026. The CIK number for KeyBank National Association is 0001089877.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 31, 2026 under Commission File No. 333-257737-07 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 31, 2026 under Commission File No. 333-257737-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

See footnote 3 to the 15Ga-1 table set forth under Part I, Item 1.

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for BBCMS Mortgage Trust 2023-C19, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	02/18/2026	$0.00
Current Distribution Date	03/17/2026	$0.00

REO Account
Prior Distribution Date	02/18/2026	$0.00
Current Distribution Date	03/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2023-C19, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	02/18/2026	$289,897.45
Current Distribution Date	03/17/2026	$6,158.30

Interest Reserve Account
Prior Distribution Date	02/18/2026	$282,829.34
Current Distribution Date	03/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	02/18/2026	$0.00
Current Distribution Date	03/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2023-C19, relating to the March 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 31, 2026 under Commission File No. 333-257737-07 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 31, 2026 under Commission File No. 333-257737-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: March 31, 2026